Taxes (Details)	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Taxes (Details) [Line Items]
Income tax rate	25.00%
Corporate income tax rate, description	Hunan Huafu, Shanghai Xia Shu, Shanghai Xin Fu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu, Laoning Huafu, Guangxi Huafu, Sichuan Huafu and Guangzhou Huafu were registered in the PRC and are subject to corporate income tax at a reduced rate of 10% starting from the inception dates when they were approved by local government as small-scaled minimal profit enterprises. Huaxia MOOC was subject to corporate income tax at a reduced rate of 10% from the inception date till the end of 2019.
Increased income tax rate	25.00%
Offset operating income	5 years
Valuation allowance for deferred tax assets (in Dollars)		$ 875	$ 31,564
Favorable tax rate, description	(a)Distance Learning is subject to a favorable tax rate of 15%; Shanghai Xia Shu, Shanghai Xin Fu, Hunan Huafu, Nanjing Suyun, Guizhou Huafu, Fuzhou Huafu and Chonqqing Huafu are subject to a favorable tax rate of 10%.
Hong Kong [Member]
Taxes (Details) [Line Items]
Income tax rate	8.25%
Assessable profits (in Dollars)	$ 2,000,000
Assessable profits, percentage	16.50%
Assessable profits over (in Dollars)	$ 2,000,000
PRC [Member]
Taxes (Details) [Line Items]
Income tax rate	15.00%